[ATFA LETTERHEAD]

May 5, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Transamerica Occidental's Separate Account Fund B 1933 Act File No. 002-34221 1940 Act File No. 811-1902

Dear Sir or Madam:

        On behalf of Transamerica Occidental’s Separate Account Fund B (the “Fund”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we hereby certify that the form of Prospectus and Statement of Additional Information for the Fund dated May 1, 2003, otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N1-A Registration Statement for the Fund (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2003 via EDGAR.

Sincerely, /S/ JOHN K. CARTER John K. Carter, Esq. Senior Vice President, Secretary & General Counsel